Convertible Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 14, 2016	Jul. 05, 2016	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2012
Amount of Loan	$ 121,500
Interest rate	10.00%			8.00%	8.00%		10.00%	10.00%
Net Carrying Amount		$ 73,949
Derivative Liability	$ 1,127,211	$ 1,600,752	$ 1,127,211
Convertible Notes Payable [Member]
Issue Date	7/31/2012	7/31/2012
Expiry date	7/31/2013	7/31/2013
Amount of Loan	$ 30,000	$ 40,000
Interest rate	10.00%	10.00%
Unamortized Debt Discount
Net Carrying Amount	30,000	40,000
Unamortized Deferred Charges
The remaining Conversion Benefit
Derivative Liability		$ 116,548
Convertible Notes Payable 1 [Member]
Issue Date	3/11/2016	1/22/2016
Expiry date	3/11/2017	1/22/2017
Amount of Loan	$ 265,000	$ 40,500
Interest rate	8.00%	12.00%
Unamortized Debt Discount	$ 71,137	$ 19,312
Net Carrying Amount	155,968	21,188
Unamortized Deferred Charges	37,895
The remaining Conversion Benefit	245,072
Derivative Liability	$ 399,106	$ 1,106,220
Convertible Notes Payable 2 [Member]
Issue Date	7/13/2016	3/11/2016
Expiry date	7/16/2017	3/11/2017
Amount of Loan	$ 23,125	$ 335,000
Interest rate	10.00%	8.00%
Unamortized Debt Discount	$ 12,159	$ 204,671
Net Carrying Amount	9,836	130,329
Unamortized Deferred Charges	1,130
The remaining Conversion Benefit	26,139
Derivative Liability	$ 35,347	$ 173,450
Convertible Notes Payable 3 [Member]
Issue Date	7/14/2016	7/13/2016
Expiry date	4/14/2017	7/13/2017
Amount of Loan	$ 18,124	$ 55,125
Interest rate	12.00%	10.00%
Unamortized Debt Discount	$ 7,250	$ 52,427
Net Carrying Amount	10,061	2,698
Unamortized Deferred Charges	813
The remaining Conversion Benefit	32,100
Derivative Liability	$ 26,769	$ 182,539
Convertible Notes Payable 4 [Member]
Issue Date	8/1/2016	7/14/2016
Expiry date	8/1/2017	4/14/2017
Amount of Loan	$ 50,000	$ 53,500
Interest rate	10.00%	12.00%
Unamortized Debt Discount	$ 28,074	$ 50,180
Net Carrying Amount	17,153	3,320
Unamortized Deferred Charges	4,773
The remaining Conversion Benefit	21,926
Derivative Liability	83,978
Total Loans [Member]
Amount of Loan	735,332	524,125
Unamortized Debt Discount	318,370	326,590
Net Carrying Amount	345,337	197,535
Unamortized Deferred Charges	71,625
The remaining Conversion Benefit	474,570
Derivative Liability	$ 1,127,211
Less short term notes [Member]
Net Carrying Amount		$ (123,586)
Convertible Notes Payable 5 [Member]
Issue Date	8/4/2016
Expiry date	8/4/2017
Amount of Loan	$ 50,000
Interest rate	8.00%
Unamortized Debt Discount	$ 28,381
Net Carrying Amount	20,200
Unamortized Deferred Charges	1,419
The remaining Conversion Benefit	21,619
Derivative Liability	$ 83,112
Convertible Notes Payable 6 [Member]
Issue Date	8/4/2016
Expiry date	8/4/2017
Amount of Loan	$ 83,333
Interest rate	9.00%
Unamortized Debt Discount	$ 47,301
Net Carrying Amount	29,173
Unamortized Deferred Charges	6,859
The remaining Conversion Benefit	36,032
Derivative Liability	$ 139,186
Convertible Notes Payable 7 [Member]
Issue Date	8/5/2016
Expiry date	8/5/2017
Amount of Loan	$ 52,500
Interest rate	10.00%
Unamortized Debt Discount	$ 29,908
Net Carrying Amount	18,321
Unamortized Deferred Charges	4,271
The remaining Conversion Benefit	22,592
Derivative Liability	$ 88,084
Convertible Notes Payable 8 [Member]
Issue Date	8/15/2016
Expiry date	8/15/2017
Amount of Loan	$ 50,000
Interest rate	8.00%
Unamortized Debt Discount	$ 29,508
Net Carrying Amount	14,590
Unamortized Deferred Charges	5,902
The remaining Conversion Benefit	20,492
Derivative Liability	$ 82,917
Convertible Notes Payable 9 [Member]
Issue Date	8/26/2016
Expiry date	5/26/2017
Amount of Loan	$ 61,250
Interest rate	8.00%
Unamortized Debt Discount	$ 30,791
Net Carrying Amount	24,803
Unamortized Deferred Charges	5,656
The remaining Conversion Benefit	30,459
Derivative Liability	$ 101,334
Convertible Notes Payable 10 [Member]
Issue Date	11/3/2016
Expiry date	5/3/2017
Amount of Loan	$ 27,000
Interest rate	10.00%
Unamortized Debt Discount	$ 13,724
Net Carrying Amount	12,259
Unamortized Deferred Charges	1,017
The remaining Conversion Benefit	13,276
Derivative Liability	$ 45,475
Convertible Notes Payable 11 [Member]
Issue Date	11/21/2016
Expiry date	11/21/2017
Amount of Loan	$ 25,000
Interest rate	8.00%
Unamortized Debt Discount	$ 20,137
Net Carrying Amount	2,973
Unamortized Deferred Charges	1,890
The remaining Conversion Benefit	4,863
Derivative Liability	$ 41,903